Income tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020
Current tax
Total current tax expense	£ (5,712)	£ (6,310)	£ (9,584)	£ (7,360)
Deferred tax
Origination and reversal of temporary differences	9,262	(6,432)	13,249	(6,783)
Re-measurement of US deferred tax asset	(7,893)	(3,996)	(11,203)	(3,996)
Total deferred tax credit/(expense)	1,369	(10,428)	2,046	(10,779)		£ (1,426)
Total tax expense
Total income tax expense	(4,343)	(16,738)	(7,538)	(18,139)
Corporate tax rate						32.58%
One off items which are not reflected in estimated weighted average annual tax rate			4,800	400
Forecast
Total tax expense
Corporate tax rate					6.58%
UK and US
Current tax
Current tax on loss/(profit) for the period	(5,485)	(6,073)	(8,021)	(6,673)
Adjustment in respect of previous years	(562)	(32)	(562)	(32)
Other than UK and US
Current tax
Current tax on loss/(profit) for the period	£ 335	£ (205)	£ (1,001)	£ (655)